Income Taxes - Schedule of Income Tax Expense (Benefit) (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Current
Federal			$ 41,112	$ 19,914	$ 0
State			3	5	0
Total current income tax expense (benefit)			41,115	19,919	0
Deferred
Federal			(10,696)	51,153	143,897
State			2,644	1,718	(2,091)
Total deferred income tax expense (benefit)	$ (6,539)	$ 2,909	(8,052)	52,871	141,806
Tax expense recognized	$ (6,030)	$ 19,122	$ 33,063	$ 72,790	$ 141,806